As filed with the U.S. Securities and Exchange Commission on May 19, 2009

Securities Act File (No. 333-153445)

Investment Company Act File (No. 811-22235)

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement under the Securities Act of 1933	☒
Pre-Effective Amendment No.
Post-Effective Amendment No. 2	☒
and/or
Registration Statement under the Investment Company Act of 1940	☒
Amendment No. 4	☒
(Check appropriate box or boxes)

AQR Funds

(Exact Name of Registrant Specified in Charter)

Two Greenwich Plaza, 3rd Floor

Greenwich, CT 06830

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (203) 742-3605

Bradley D. Asness, Esq.

Principal & General Counsel

AQR Capital Management, LLC

Two Greenwich Plaza, 3rd Floor

Greenwich, CT 06830

(Name and Address of Agent for Service)

With copies to:

Jane A. Kanter, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement

It is proposed that this filing will become effective (check the appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☒	on June 8, 2009 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)

☐	on pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for previously filed post-effective amendment.

EXPLANATORY NOTE

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 2 to the Registration Statement for the AQR Momentum Fund, AQR Small Cap Momentum Fund and the AQR International Momentum Fund, each a series of AQR Funds (the “Registrant”), is being filed solely for the purpose of delaying the effectiveness of Post-Effective Amendment No. 1, which was filed pursuant to Rule 485(a)(1) on March 5, 2009. Accordingly, the contents of Post-Effective Amendment No. 1, consisting of Part A (the Prospectus for the AQR Momentum Fund, AQR Small Cap Momentum Fund and the AQR International Momentum Fund), Part B (the Statement of Additional Information) and all Exhibits included in Post-Effective Amendment No. 1, are incorporated by reference in their entirety into this filing. A Part C (Other Information) is included in this filing. As stated on the cover page to this filing, this Post-Effective Amendment No. 2 is intended to become effective on June 8, 2009.

PART C

OTHER INFORMATION

Item 23.	Exhibits

(a)	(1)	Certificate of Trust as field with the State of Delaware on September 4, 2008.[1]

	(2)	(i)	Declaration of Trust dated as of September 4, 2008.[1]

		(ii)	Amended Schedule A to the Declaration of Trust.*

(b)	Bylaws of the Registrant.[1]

(c)	The Trust does not issue Certificates. See Article III, “Meetings of Shareholders,” and Article VIII, “Inspection of Records and Reports” of Registrant’s Bylaws.[1] See Article III, “Shares,” and Article V, “Shareholders’ Voting Powers and Meetings” of Declaration of Trust of the Registrant.[1]

(d)	(1)	(i)	Investment Advisory Agreement between Registrant and AQR Capital Management, LLC dated December 4, 2008.[2]

		(ii)	Amendment to the Investment Advisory Agreement between Registrant and AQR Capital Management, LLC.*

	(2)	Sub-Advisory Agreement among the Registrant, AQR Capital Management, LLC and CNH Partners, LLC dated December 4, 2008.[2]

(e)	(1)	Distribution Agreement dated December 8, 2008.[2]

	(2)	Amendment to Distribution Agreement.*

(f)	Not Applicable

(g)	(1)	(i)	Custody Agreement dated December 2, 2008.[2]

		(ii)	Amendment to Custody Agreement.*

	(2)	(i)	Foreign Custody Manager Agreement dated December 2, 2008.[2]

		(ii)	Amendment to Foreign Custody Manager Agreement.*

(h)	(1)	(i)	Fund Administration and Accounting Agreement dated December 5, 2008.[2]

		(ii)	Amendment to Fund Administration and Accounting Agreement.*

	(2)	(i)	Transfer Agency and Service Agreement dated December 8, 2008.[2]

		(ii)	Amendment to Transfer Agency and Service Agreement.*

	(3)	(i)	Shareholder Services Agreement with respect to Class I, N, and Y shares. [2]

		(ii)	Shareholder Services Agreement with respect to Class L shares.*

	(4)	(i)	Transfer Agency Interactive Client Services Agreement dated December 8, 2008.*

		(ii)	Amendment to Transfer Agency Interactive Client Services Agreement.*

	(5)	(i)	Fee Waiver and Expense Reimbursement Agreement dated December 10, 2008.[2]

		(ii)	Amendment to Fee Waiver and Expense Reimbursement Agreement.*

(i)	Opinion and Consent of Counsel with respect to the legality of shares being issued.**

(j)	Consent of Independent Registered Public Accounting Firm.**

(k)	Not Applicable.

(l)	Initial Capital Agreement.[2]

(m)	Plan of Distribution.[2]

(n)	Multiple Class Plan.*

(o)	Reserved.

(p)	(1)	Code of Ethics of AQR Funds.[2]

	(2)	Code of Ethics of AQR Capital Management, LLC and CNH Partners, LLC.[2]

	(3)	Code of Ethics of ALPS Distributor, Inc.[2]

Other Exhibit: Powers of Attorney of John M. Liew, Timothy K. Armour, Steven Grenadier and L. Joe Moravy.[3]

*	Filed herewith.
**	To be filed by Post-Effective Amendment.
[1]	Incorporated by reference from the Registrant’s initial Registration Statement, SEC File No. 333-153445, filed September 11, 2008.
[2]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed December 17, 2008.
[3]	Incorporated by reference from the Registrant’s Registration Statement, SEC File No. 333-153445, filed March 5, 2009.

Item 24.	Persons Controlled by or Under Common Control with the Fund

No person is controlled by or under common control with the Registrant.

Item 25.	Indemnification

Article VII, Section 2 of the Declaration of Trust provides as follows:

A Trustee, when acting in such capacity, shall not be personally liable to any person other than the Trust or a beneficial owner for any act, omission or obligation of the Trust or any Trustee. A Trustee shall not be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, provided that nothing contained herein or in the Delaware Act shall protect any Trustee against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee hereunder. No Trustee who has been determined to be an “audit committee financial expert” (for purposes of Section 407 of the Sarbanes-Oxley Act of 2002 or any successor provision thereto) by the Board of Trustees shall be subject to any greater liability or duty of care in discharging such Trustee’s duties and responsibilities by virtue of such determination than is any Trustee who has not been so designated.

Article VII, Section 3 of the Declaration of Trust provides as follows:

(a)	For purposes of this Section 3 and Section 5 of this Article VII and any related provisions of the By-laws, “Agent” means any Person who is, was or becomes an employee or other agent of the Trust who is not a Covered Person; “Proceeding” means any threatened, pending or completed claim, action, suit or proceeding, whether civil, criminal, administrative or investigative (including appeals); and “liabilities” and “expenses” include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and all other liabilities whatsoever.

(b)	Subject to the exceptions and limitations contained in this Section, as well as any procedural requirements set forth in the By-Laws:

(i)	every person who is, has been, or becomes a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against any and all liabilities and expenses reasonably incurred or paid by him in connection with the defense of any Proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee or officer, and against amounts paid or incurred by him in the settlement thereof;

(ii)	every Person who is, has been, or becomes an Agent of the Trust may, upon due approval of the Trustees (including a majority of the Trustees who are not Interested Persons of the Trust), be indemnified by the Trust, to the fullest extent permitted by law, against any and all liabilities and expenses reasonably incurred or paid by him in connection with the defense of any Proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been an Agent, and against amounts paid or incurred by him in the settlement thereof;

(iii)	every Person who is serving or has served at the request of the Trust as a director, officer, partner, trustee, employee, agent or fiduciary of another domestic or foreign corporation, partnership, joint venture, trust, other enterprise or employee benefit plan (“Other Position”) and who was or is a party or is threatened to be made a party to any Proceeding by reason of alleged acts or omissions while acting within the scope of his or her service in such Other Position, may, upon due approval of the Trustees (including a majority of the Trustees who are not Interested Persons of the Trust), be indemnified by the Trust, to the fullest extent permitted by law, against any and all liabilities and expenses reasonably incurred or paid by him in connection with the defense of any Proceeding in which he becomes involved as a party or otherwise by virtue of his being or having held such Other Position, and against amounts paid or incurred by him in the settlement thereof;

(c)	Without limitation of the foregoing and subject to the exceptions and limitations set forth in this Section, as well as any procedural requirements set forth in the By-Laws, the Trust shall indemnify each Covered Person who was or is a party or is threatened to be made a party to any Proceedings, by reason of alleged acts or omissions within the scope of his or her service as a Covered Person, against judgments, fines, penalties, settlements and reasonable expenses (including attorneys’ fees) actually incurred by him in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act.

(d)	No indemnification shall be provided hereunder to any Person who shall have been adjudicated by a court or body before which the proceeding was brought (i) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (collectively, “Disabling Conduct”) or (ii) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust.

(e)	The Trust’s financial obligations arising from the indemnification provided herein or in the By-Laws (i) may be insured by policies maintained by the Trust; (ii) shall be severable; (iii) shall not be exclusive of or affect any other rights to which any Person may now or hereafter be entitled; and (iv) shall continue as to a Person who has ceased to be subject to indemnification as provided in this Section as to acts or omissions that occurred while the Person was indemnified as provided herein and shall inure to the benefit of the heirs, executors and administrators of such Person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, may be entitled, and other persons may be entitled by contract or otherwise under law.

(f)	Expenses of a Person entitled to indemnification hereunder in connection with the defense of any Proceeding of the character described in paragraphs (a) and (b) above may be advanced by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 3; provided, however, that either (i) such Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Person will be found entitled to indemnification under Section 3.

Article VII, Section 1 of the By-Laws provides as follows:

With respect to any Proceeding disposed of (whether by settlement, pursuant to a consent decree or otherwise) without an adjudication by the court or other body before which the Proceeding was brought, no indemnification shall be provided hereunder or pursuant to the Declaration of Trust to a Trustee, officer, Agent or other Person unless there has been a dismissal of the Proceeding by the court or other body before which it was brought for insufficiency of evidence of any Disabling Conduct with which such Trustee, officer, Agent or other Person has been charged or a determination that such Trustee, officer, Agent or other Person did not engage in Disabling Conduct:

(i)	by the court or other body before which the Proceeding was brought;

(ii)	by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the Proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

(iii)	by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

Item 26.	Business and Other Connections of the Investment Adviser

The Registrant’s investment adviser, AQR Capital Management, LLC (“Adviser”) is a Delaware limited liability company that serves as investment adviser to the AQR Funds and provides investment supervisory services. Adviser is a Delaware limited liability company. Additional information as to Adviser and its management is included in Adviser’s Form ADV filed with the U.S. Securities and Exchange Commission (“SEC”) (File No. 801-55543), which is incorporated herein by reference and sets forth the officers and members of Adviser and information as to any business, profession, vocation or employment of a substantial nature engaged in by Adviser and such officers and directors during the past two years.

The Registrant’s sub-adviser, CNH Partners, LLC (“Sub-Adviser”) is a Delaware limited liability company that serves as investment sub-adviser to AQR Funds with respect to AQR Diversified Arbitrage Fund. Additional information as to Sub-Adviser and the management of Sub-Adviser is included in Sub-Advisers Form ADV filed with the SEC (File No. 801-60678), which is incorporated herein by reference and sets forth the officers and members of Sub-Adviser and information as to any business, profession, vocation or employment of a substantial nature engaged in by Sub-Adviser and such officers and members during the past two years.

Item 27.	Principal Underwriters

(a)	ALPS Distributors, Inc. acts as the distributor for the Registrant and the following investment companies: AARP Funds, ALPS ETF Trust, ALPS Variable Insurance Trust, Ameristock Mutual Fund, Inc., BLDRS Index Fund Trust, Campbell Multi-Strategy Trust, CornerCap Group of Funds, DIAMONDS Trust, Financial Investors Trust, Financial Investors Variable Insurance Trust, Firsthand Funds, Forward Funds, Grail Advisors ETF Trust, Heartland Group, Inc., Henssler Funds, Inc., Holland Balanced Fund, Index IQ ETF Trust, Laudus Trust, Milestone Funds, MTB Group of Funds, Pax World Funds, PowerShares QQQ 100 Trust Series 1, SPDR Trust, MidCap SPDR Trust, Select Sector SPDR Trust, State Street Institutional Investment Trust, Stonebridge Funds, Inc., Stone Harbor Investment Funds, TDX Independence Funds, Inc., W. P. Stewart Funds, Wasatch Funds, WesMark Funds, Westcore Trust, Williams Capital Liquid Assets Fund, and WisdomTree Trust.

(b)	To the best of Registrant’s knowledge, the directors and executive officers of ALPS Distributors, Inc., are as follows:

Name and Principal Business Address*	Positions and Offices with Underwriter	Positions and Offices with Registrant
Thomas A. Carter	President, Director	None

Edmund J. Burke	Director.	None

Jeremy O. May	Director	None

Spencer Hoffman	Director	None

Richard Hetzer	Executive Vice President	None

John C. Donaldson	Vice President, Chief Financial Officer	None

Tané T. Tyler	Vice President, General Counsel, Secretary	None

Robert J. Szydlowski	Vice President, Chief Technology Officer	None

Diana M. Adams	Vice President, Controller, Treasurer	None

Bradley J. Swenson	Vice President, Chief Compliance Officer	None

Kevin J. Ireland	Vice President, Director of Institutional Sales	None

Mark R. Kiniry	Vice President, National Sales Director - Investments	None

*	The principal business address for each of the above directors and executive officers is 1290 Broadway, Suite 1100, Denver, Colorado 80203.
(c)	Not applicable.

Item 28.	Location of Accounts and Records

All accounts, books, and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder are maintained at the offices of the: (a) Registrant; (b) Investment Adviser; (c) Sub-Adviser; (d) Principal Underwriter; (e) Transfer Agent; (f) Administrator and Custodian. The address of each is as follows:

(a)	Registrant

AQR Funds

Two Greenwich Plaza, 3rd Floor

Greenwich, CT 06830

(b)	Investment Adviser

AQR Capital Management, LLC

Two Greenwich Plaza, 3rd Floor

Greenwich, CT 06830

(c)	Sub-Adviser

CNH Partners, LLC

Two Greenwich Plaza, 1st Floor

Greenwich, CT 06830

(d)	Principal Underwriter

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

(e)	Transfer Agent

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

(f)	Administrator and Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Item 29.	Management Services

Not Applicable.

Item 30.	Undertakings

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Greenwich, Connecticut, on the 19th day of May, 2009.

AQR Funds

By	/s/ Marco Hanig
Marco Hanig
President

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Marco Hanig	Marco Hanig	May 19, 2009
President
(Principal Executive Officer)

/s/ John B. Howard	John Howard	May 19, 2009
Treasurer
(Principal Financial Officer)

*	John M. Liew	May 19, 2009
Trustee

*	Timothy K. Armour	May 19, 2009
Trustee

*	Steven Grenadier	May 19, 2009
Trustee

*	L. Joe Moravy	May 19, 2009
Trustee

*By:	/s/ Marco Hanig
Marco Hanig Attorney-in-fact for each Trustee

EXHIBIT INDEX

Item Number	Item
Exhibit (a)(2)(ii)	Amended Schedule A to the Declaration of Trust.

Exhibit (d)(1)(ii)	Amendment to the Investment Advisory Agreement between Registrant and AQR Capital Management, LLC.

Exhibit (e)(2)	Amendment to Distribution Agreement.

Exhibit (g)(1)(ii)	Amendment to Custody Agreement.

Exhibit (g)(2)(ii)	Amendment to Foreign Custody Manager Agreement.

Exhibit (h)(1)(ii)	Amendment to Fund Administration and Accounting Agreement.

Exhibit (h)(2)(ii)	Amendment to Transfer Agency and Service Agreement.

Exhibit (h)(3)(ii)	Shareholder Services Agreement with respect to Class L shares.

Exhibit (h)(4)(i)	Transfer Agency Interactive Client Services Agreement dated December 8, 2008.

Exhibit (h)(4)(ii)	Amendment to Transfer Agency Interactive Client Services Agreement.

Exhibit (h)(5)(ii)	Amendment to Fee Waiver and Expense Reimbursement Agreement.

Exhibit (n)	Multiple Class Plan.